Dividends, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Common Stock item	Sep. 30, 2013 Common Stock item	Sep. 30, 2012 Common Stock item	Sep. 30, 2013 Series B cumulative perpetual preferred shares item
Class of Stock [Line Items]
Common Stock Dividends Per Share Cash Paid Quarterly				$ 0.05	$ 0.05	$ 0.15
Preferred Stock Dividends Per Share Cash Paid Quarterly							$ 0.26111
Number Of Quarters Of Dividend Payments				1	3	3	1
Dividends paid	$ 11,919	$ 33,630	$ 37,463		$ 11,501		$ 418